CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net loss	$ (23,253,808)	$ (9,459,251)
Add (deduct) items not affecting cash
Depreciation and amortization	416,409	377,768
Interest expense	0	31,142
Accretion expense	460,564	0
Share-based payments	2,137,050	234,691
Change in fair value of investments	(152,880)	0
Change in fair value of derivative liabilities	11,911,366	(31,263)
Loss on issuance of convertible debt	1,490,278	0
Unrealized foreign exchange (gain) loss	(865,625)	414,491
Unrealized gain on change in fair value of digital assets	(831,372)	0
Realized gain on sale of digital assets	(490,137)	0
(Gain) loss on settlement of debt	(86,113)	5,156
Changes in non-cash working capital balances
Finance receivables	574,274	1,111,841
Other receivables	296,378	124,560
Prepaid expenses and deposits	29,742	5,088
Inventory	39,620	0
Deferred income	(1,000,000)	0
Trade and other payables	1,392,840	1,145,060
Cash (used) in operating activities	(7,931,414)	(6,040,717)
Investing activities
Redemption of investments	1,183,716	738,000
Purchase of investments	(462,325)	(3,485,424)
Purchases of digital assets	(5,131,931)	0
Proceeds from sale of digital assets	2,107,421	0
Cash (used in) investing activities	(2,303,119)	(2,747,424)
Financing activities
Proceeds from issuance of shares, net	0	9,185,152
Proceeds from shares to be issued	439	0
Proceeds from convertible debentures	3,200,677	0
Proceeds from exercise of warrants	43,257	0
Payment of lease obligation	(64,130)	(33,825)
Proceeds from share options exercised	148,086	0
Repayment of loans from tax rebate refund	(788,482)	0
Proceeds from loans (RH and Bitgo)	2,144,758	0
Cash provided by financing activities	4,684,605	9,151,327
Net (decrease) increase	(5,549,928)	363,186
Cash and cash equivalents, beginning of the period	5,995,872	2,757,040
Cash and cash equivalents, end of the period	445,944	3,120,226
Non-cash transactions
Shares issued for debt	490,971	1,983,728
Exercise of options - shares issued for services	0	102,563
Recognition of right of use asset	0	78,949
Exercise of warrants	$ 9,026,594	$ 0